[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

800 Westchester Avenue • Suite 641 N. • Rye Brook, New York 10573
800.888.2461 • SecurityBenefit.com

September 12, 2013

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811-21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 23, 2013
American Century Variable Portfolios, Inc.	0000814680	August 22, 2013
Dreyfus Investment Portfolios	0001056707	August 14, 2013
Dreyfus Variable Investment Fund	0000813383	August 15, 2013
Franklin Templeton Variable Insurance Products Trust	0000837274	August 30, 2013
Janus Aspen Series	0000906185	August 29, 2013
Legg Mason Partners Variable Equity Trust	0001176343	August 23, 2013

Securities and Exchange Commission
September 12, 2013
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Legg Mason Partners Variable Income Trust	0000874835	August 23, 2013
MFS® Variable Insurance Trust	0000918571	August 28, 2013
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2013
Oppenheimer Variable Account Funds	0000752737	August 30, 2013
PIMCO Variable Insurance Trust	0001047304	August 29, 2013
Royce Capital Fund	0001006387	August 23, 2013
Rydex Variable Trust	0001064046	September 6, 2013
SBL Fund	0000217087	September 6, 2013
The Universal Institutional Funds, Inc.	0001011378	September 9, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York